Stock-Based Compensation - Schedule of Stock Option Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Remaining Options Outstanding, Beginning balance	757,977
Number of Shares Remaining Options, Granted - 2014,2015		757,977
Number of Shares Remaining Options, Forfeited - 2014.2015
Number of Shares Remaining Options, Exercised - 2014.2015
Number of Shares Remaining Options Outstanding, Ending balance	757,977	757,977
Weighted Average Exercise Price, Outstanding, Beginning	$ 1.00
Weighted Average Exercise Price, Granted - 2014.2015		$ 1.00
Weighted Average Exercise Price, Forfeited - 2014,2015
Weighted Average Exercise Price, Exercised - 2014,2015
Weighted Average Exercise Price, Outstanding, Ending	$ 1.00	$ 1.00
Weighted Average Life (Years), Granted 2014,2015		7 years 8 months 9 days
Weighted Average Life (Years), Outstanding	7 years 5 months 9 days	7 years 5 months 9 days
Intrinsic Value, Share Outstanding
Intrinsic Value, Share Ending